Consolidated Statements of Operations and Comprehensive (Loss) Income	12 Months Ended
	Jun. 30, 2025 CNY (¥) ¥ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 CNY (¥) ¥ / shares shares	Jun. 30, 2023 CNY (¥) ¥ / shares shares
Income Statement [Abstract]
Revenues	¥ 276,936,030	$ 38,658,779	¥ 183,669,326	¥ 142,102,834
Cost of revenues	(163,366,825)	(22,805,129)	(108,908,547)	(83,485,203)
Gross profit	113,569,205	15,853,650	74,760,779	58,617,631
Operating expenses
Selling and marketing expenses	(112,234,880)	(15,667,385)	(31,606,719)	(22,495,891)
General and administrative expenses	(44,016,390)	(6,144,451)	(17,954,289)	(70,991,876)
Research and development expenses	(10,855,939)	(1,515,431)	(15,092,620)	(9,682,605)
Total operating expenses	(167,107,209)	(23,327,267)	(64,653,628)	(103,170,372)
(Loss) income from operations	(53,538,004)	(7,473,617)	10,107,151	(44,552,741)
Interest expense, net	(3,304,880)	(461,343)	(848,575)	(912,397)
Other income, net	(1,532,989)	(213,997)	507,609	2,907,818
Gain on extinguishment of liability (Note 10)			8,996,341
Loss on extinguishment of convertible notes	(7,174,958)	(1,001,586)
Changes in fair value of derivative liabilities	(1,031,558)	(144,000)
Changes in fair value of warrant liabilities	1,952,081	272,500
(Loss) Income Before Income Taxes	(64,630,308)	(9,022,043)	18,762,526	(42,557,320)
Income tax (expenses) benefits	2,610,709	364,441	(5,510,773)	(541,460)
Net (Loss) Income	(62,019,599)	(8,657,602)	13,251,753	(43,098,780)
Other comprehensive income (loss)
Foreign currency translation adjustments	(655,869)	(91,556)	(233,990)	5,118
Comprehensive (loss) income	¥ (62,675,468)	$ (8,749,158)	¥ 13,017,763	¥ (43,093,662)
Weighted average number of ordinary share outstanding
Basic (in Shares)	31,986,420	31,986,420	30,367,806	26,710,005
Diluted (in Shares)	31,986,420	31,986,420	30,367,806	26,710,005
(Loss) earnings per share
Basic (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (1.94)	$ (0.27)	¥ 0.44	¥ (1.61)
Diluted (in Dollars per share and Yuan Renminbi per share) | (per share)	¥ (1.94)	$ (0.27)	¥ 0.44	¥ (1.61)